Long-Term Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Employee Benefit Liabilities
Long-term employee benefit liabilities consist of:

	2023	2022
Defined benefit pension plans and other [a]	$124	$146
Termination and long-term service arrangements [b]	428	369
Retirement medical benefits plans [c]	20	20
Other long-term employee benefits	19	13

Long-term employee benefit obligations	$591	$548

Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost
[a]	Defined benefit pension plans
The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements, while European defined benefit pension plans are unfunded.
The significant weighted average actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2023	2022
Projected benefit obligation
Discount rate	4.7%	4.8%
Rate of compensation increase	3.7%	3.6%
Net periodic benefit cost
Discount rate	4.5%	2.8%
Rate of compensation increase	3.7%	2.9%
Expected return on plan assets	5.7%	4.6%

Schedule of Company's Defined Benefit Pension Plans
Information about the Company’s defined benefit pension plans is as follows:

	2023	2022
Projected benefit obligation
Beginning of year	$498	$689
Current service cost	6	9
Interest cost	22	14
Actuarial gains and changes in actuarial assumptions	5	(155)
Benefits paid	(24)	(31)
Acquisition [note 7]	4	—
Divestiture	(10)	—
Foreign exchange	10	(28)

End of year	511	498

Plan assets at fair value [i]
Beginning of year	391	532
Return on plan assets	41	(107)
Employer contributions	7	11
Benefits paid	(19)	(27)
Foreign exchange	7	(18)

End of year	427	391

Ending funded status – Plan deficit	$84	$107

Amounts recorded in the consolidated balance sheet
Non-current asset [note 14]	$41	$41
Current liability	1	2
Non-current liability	124	146

Net liability	$84	$107

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(75)	$(86)

Net periodic benefit cost
Current service cost	$6	$9
Interest cost	22	14
Return on plan assets	(21)	(23)
Actuarial losses	3	3

Net periodic benefit cost	$10	$3

[i]	The asset allocation of the Company’s defined benefit pension plans at December 31, 2023 and the target allocation range for 2024 are as follows:

	2024	2023
Fixed income securities	60-86%	67%
Equity securities	19-45%	28%
Cash and cash equivalents	0-10%	5%

	100%	100%

Future Benefit Payments
[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total
Expected employer contributions - 2024	$13	$17	$1	$31
Expected benefit payments:
2024	$27	$17	$1	$45
2025	26	19	1	46
2026	27	22	1	50
2027	29	25	1	55
2028	30	31	2	63
Thereafter	166	314	6	486

	$305	$428	$12	$745

Termination and Long-term Service Arrangements [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost
The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long-term service benefit obligations and net periodic benefit cost are as follows:

	2023	2022
Discount rate	5.3%	4.8%
Rate of compensation increase	3.7%	3.5%

Schedule of Company's Defined Benefit Pension Plans
Information about the Company’s termination and long-term service arrangements is as follows:

	2023	2022
Projected benefit obligation
Beginning of year	$387	$467
Current service cost	16	13
Interest cost	20	11
Actuarial losses (gains) and changes in actuarial assumptions	21	(67)
Benefits paid	(24)	(18)
Foreign exchange	25	(19)

Ending funded status – Plan deficit	$445	$387

Amounts recorded in the consolidated balance sheet
Current liability	$17	$18
Non-current liability	428	369

Net liability	$445	$387

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(59)	$(38)

Net periodic benefit cost
Current service cost	$16	$13
Interest cost	20	11
Actuarial losses	7	7

Net periodic benefit cost	$43	$31

Retirement Medical Benefits Plans [Member]
Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost
The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2023	2022
Retirement medical benefit obligations	4.8%	5.1%
Net periodic benefit cost	5.1%	3.1%
Health care cost inflation	6.7%	6.8%

Schedule of Company's Defined Benefit Pension Plans
Information about the Company’s retirement medical benefits plans are as follows:

	2023	2022
Projected benefit obligation
Beginning of year	$21	$27
Interest cost	1	1
Employer contributions	1	—
Actuarial gains and changes in actuarial assumptions	(3)	(6)
Benefits paid	(1)	(1)
Foreign exchange	2	—

Ending funded status – Plan deficit	$21	$21

Amounts recorded in the consolidated balance sheet
Current liability	$1	$1
Non-current liability	20	20

Net liability	$21	$21

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial gains	$19	$17

Net periodic benefit cost
Interest cost	$1	$1
Actuarial gains	(1)	(1)

Net periodic benefit cost	$—	$—